Pension and other post-retirement benefits - Amounts Recognized in Accumulated Other Comprehensive Loss (Detail) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Pension Plans
Pension and Other Postretirement Benefit Plans, Accumulated Net Gains Losses [Roll Forward]
Beginning balance, January 1	CAD 29,461	CAD 29,314
Additions to AOCI	4,479	1,505
Amortization in current period	(1,965)	(1,358)
Ending balance, December 31	31,975	29,461
Pension and Other Post Retirement Benefits Plans, Net Prior Service Cost Credit [Roll Forward]
Beginning balance, January 1	(4,970)	(563)
Additions to AOCI	(2,754)	(4,864)
Amortization in current period	765	457
Ending balance, December 31	(6,959)	(4,970)
Actuarial losses (gains) - expected amortization in 2017	(1,437)
Past service gains - expected amortizations in 2017	836
Other Postretirement Benefit Plans, Defined Benefit
Pension and Other Postretirement Benefit Plans, Accumulated Net Gains Losses [Roll Forward]
Beginning balance, January 1	(2,338)	5,896
Additions to AOCI	(3,242)	(7,554)
Amortization in current period	(80)	(680)
Ending balance, December 31	(5,660)	(2,338)
Pension and Other Post Retirement Benefits Plans, Net Prior Service Cost Credit [Roll Forward]
Beginning balance, January 1	0	0
Additions to AOCI	(1,235)	0
Amortization in current period	347	0
Ending balance, December 31	(888)	CAD 0
Actuarial losses (gains) - expected amortization in 2017	545
Past service gains - expected amortizations in 2017	CAD 0